Investments in Associate (Narrative) (Details) $ in Thousands					1 Months Ended				12 Months Ended
	Sep. 17, 2018 CAD ($) $ / shares item	Sep. 17, 2018 USD ($) $ / shares item	May 18, 2018 shares	Feb. 07, 2017 item	Oct. 31, 2018 CAD ($) $ / shares item	Oct. 31, 2018 USD ($) $ / shares item	May 31, 2017 USD ($) item CAD ($)	Jun. 30, 2016 item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2017 $ / shares
Medgold
Disclosure of associates [line items]
Name of associate									Medgold Resources, Corp
Number of warrants acquired by entity								10,000,000
Number of shares acquired by entity								10,000,000
Number of common share purchased in associate				10,000,000
Proportion of ownership interest in associate				24.00%	22.20%	22.20%			22.00%	22.00%
Number of units acquired by entity					1,079,700	1,079,700
Purchased per unit price paid by entity | $ / shares					0.30	0.30
Available for sale interest in investment					$ 324,000	$ 249
Strike price per warrant | $ / shares					$ 0.40
Market value of investment | $									$ 2,740	$ 3,200
Prospero
Disclosure of associates [line items]
Name of associate									Prospero Silver Corporation
Number of shares acquired by entity	4,746,667	4,746,667
Proportion of ownership interest in associate							15.00%		27.00%	15.00%
Number of units acquired by entity							5,357,142
Purchased per unit price paid by entity | $							0.28
Purchased per share price paid by entity | $ / shares	0.0750	0.0750
Available for sale interest in investment	$ 356,000	$ 274					$ 1,500
Strike price per warrant | $ / shares											$ 0.35
Proportion of ownership interest if all warrants exercised							25.90%
Number of common shares purchase upon exercise of share purchase warrants | shares			5,357,142
Proportion of ownership interest upon warrants exercised			20.30%
Market value of investment | $									$ 927	$ 696